Intangibles (Schedule) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost	$ 479,435,000	$ 454,171,000
Accumulated Amortization	302,462,000	288,242,000
Net book value	176,973,000	165,929,000
Additions	62,900,000	18,227,000
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	193,983,000	223,510,000
Accumulated Amortization	157,810,000	168,041,000
Net book value	36,173,000	55,469,000
Additions	$ 0	$ 4,300,000
Weighted average amortization period of additions	0 years	5 years
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 236,163,000	$ 182,233,000
Accumulated Amortization	120,195,000	97,564,000
Net book value	115,968,000	84,669,000
Additions	$ 56,257,000	$ 13,225,000
Weighted average amortization period of additions	8 years	6 years 6 months 25 days
Adjustments to fair value of intangibles acquired in prior periods	$ 22,081,000	$ 0
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	15,559,000	11,249,000
Accumulated Amortization	8,318,000	6,958,000
Net book value	7,241,000	4,291,000
Additions	$ 5,445,000	$ 578,000
Weighted average amortization period of additions	4 years 4 months 24 days	5 years
Transfer Station Permits [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 21,661,000	$ 25,119,000
Accumulated Amortization	7,322,000	7,527,000
Net book value	14,339,000	17,592,000
Additions	$ 288,000	$ 0
Weighted average amortization period of additions	6 years 5 months 30 days	0 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 12,069,000	$ 12,060,000
Accumulated Amortization	8,817,000	8,152,000
Net book value	3,252,000	3,908,000
Additions	$ 910,000	$ 124,000
Weighted average amortization period of additions	5 years	1 year